Borrowings - Schedule of maturity analysis of non-current borrowings (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	€ 160,549	€ 132,768
Current borrowings	19,867	44,079
TOTAL BORROWINGS	180,415	176,847
Between 1 and 3 years
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	122,697	62,378
Between 3 and 5 years
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	€ 37,852	€ 70,390